Annual Total Returns - FidelityCorporateBondFund-AMCIZPRO - FidelityCorporateBondFund-AMCIZPRO - Fidelity Corporate Bond Fund	Oct. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Corporate Bond Fund - Class A
Bar Chart Table:
Annual Return 2013	(2.00%)
Annual Return 2014	7.69%
Annual Return 2015	(1.76%)
Annual Return 2016	6.13%
Annual Return 2017	6.46%
Annual Return 2018	(2.91%)
Annual Return 2019	14.09%
Annual Return 2020	10.45%
Annual Return 2021	(1.53%)
Annual Return 2022	(16.71%)